Fair value measurements - Schedule of movements in Level 3 financial instruments (Detail) - Recurring [Member] - Level 3 [Member] - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021		Mar. 31, 2020
Assets [Abstract]
Beginning balance, Assets		¥ 722,000		¥ 577,000
Total gains (losses) recognized in net revenue, Assets	[1]	36,000		(36,000)
Total gains (losses) recognized in other comprehensive income, Assets		0		0
Purchases/ issues, Assets	[2]	481,000		896,000
Sales/ redemptions, Assets	[2]	(644,000)		(748,000)
Settlements, Assets		(61,000)		(5,000)
Foreign exchange movements, Assets		27,000		(18,000)
Transfers into Level 3, Assets	[3],[4]	95,000		278,000
Transfers out of Level 3, Assets	[4]	(90,000)		(222,000)
Ending balance, Assets		566,000		722,000
Liabilities [Abstract]
Beginning balance, Liabilities		441,000		566,000
Total gains (losses) recognized in net revenue, Liabilities	[1]	(42,000)		(3,000)
Total gains (losses) recognized in other comprehensive income, Liabilities		(1,000)		0
Purchases/ issues, Liabilities	[2]	612,000		332,000
Sales/ redemptions, Liabilities	[2]	(433,000)		(363,000)
Settlements, Liabilities
Foreign exchange movements, Liabilities		1,000		(1,000)
Transfers into Level 3, Liabilities	[3],[4]	128,000		63,000
Transfers out of Level 3, Liabilities	[4]	(98,000)		(159,000)
Ending balance, Liabilities		694,000		441,000
Trading assets and private equity and debt investments [Member]
Assets [Abstract]
Beginning balance, Assets		472,000		299,000
Total gains (losses) recognized in net revenue, Assets	[1]	14,000		(28,000)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	435,000		690,000
Sales/ redemptions, Assets	[2]	(535,000)		(597,000)
Settlements, Assets
Foreign exchange movements, Assets		14,000		(10,000)
Transfers into Level 3, Assets	[3],[4]	38,000		172,000
Transfers out of Level 3, Assets	[4]	(72,000)		(54,000)
Ending balance, Assets		366,000		472,000
Trading assets and private equity and debt investments [Member] | Equities [Member]
Assets [Abstract]
Beginning balance, Assets		14,000		13,000
Total gains (losses) recognized in net revenue, Assets	[1]	5,000		(1,000)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	23,000		8,000
Sales/ redemptions, Assets	[2]	(29,000)		(4,000)
Settlements, Assets
Foreign exchange movements, Assets		1,000		0
Transfers into Level 3, Assets	[3],[4]	2,000		1,000
Transfers out of Level 3, Assets	[4]	0		(3,000)
Ending balance, Assets		16,000		14,000
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member]
Assets [Abstract]
Beginning balance, Assets		31,000		26,000
Total gains (losses) recognized in net revenue, Assets	[1]	11,000		1,000
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	19,000		8,000
Sales/ redemptions, Assets	[2]	(4,000)		(3,000)
Settlements, Assets
Foreign exchange movements, Assets		1,000		(1,000)
Transfers into Level 3, Assets	[3],[4]
Transfers out of Level 3, Assets	[4]
Ending balance, Assets		58,000		31,000
Trading assets and private equity and debt investments [Member] | Japanese agency and municipal securities [Member]
Assets [Abstract]
Beginning balance, Assets		2,000		1,000
Total gains (losses) recognized in net revenue, Assets	[1]	0		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	0		1,000
Sales/ redemptions, Assets	[2]	0		0
Settlements, Assets
Foreign exchange movements, Assets
Transfers into Level 3, Assets	[3],[4]	0
Transfers out of Level 3, Assets	[4]	0
Ending balance, Assets		2,000		2,000
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member]
Assets [Abstract]
Beginning balance, Assets		8,000		5,000
Total gains (losses) recognized in net revenue, Assets	[1]	1,000		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	21,000		27,000
Sales/ redemptions, Assets	[2]	(16,000)		(26,000)
Settlements, Assets
Foreign exchange movements, Assets		0		0
Transfers into Level 3, Assets	[3],[4]	5,000		5,000
Transfers out of Level 3, Assets	[4]	(7,000)		(3,000)
Ending balance, Assets		12,000		8,000
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets [Abstract]
Beginning balance, Assets		228,000		160,000
Total gains (losses) recognized in net revenue, Assets	[1]	1,000		(2,000)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	66,000		158,000
Sales/ redemptions, Assets	[2]	(165,000)		(154,000)
Settlements, Assets
Foreign exchange movements, Assets		9,000		(7,000)
Transfers into Level 3, Assets	[3],[4]	31,000		113,000
Transfers out of Level 3, Assets	[4]	(35,000)		(40,000)
Ending balance, Assets		135,000		228,000
Trading assets and private equity and debt investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets [Abstract]
Beginning balance, Assets		1,000		2,000
Total gains (losses) recognized in net revenue, Assets	[1]	1,000		(1,000)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	6,000		1,000
Sales/ redemptions, Assets	[2]	0		(1,000)
Settlements, Assets
Foreign exchange movements, Assets		0
Transfers into Level 3, Assets	[3],[4]	0		0
Transfers out of Level 3, Assets	[4]	0		0
Ending balance, Assets		8,000		1,000
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets [Abstract]
Beginning balance, Assets		62,000		3,000
Total gains (losses) recognized in net revenue, Assets	[1]	0		(8,000)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	12,000		93,000
Sales/ redemptions, Assets	[2]	(46,000)		(53,000)
Settlements, Assets
Foreign exchange movements, Assets		1,000		0
Transfers into Level 3, Assets	[3],[4]			28,000
Transfers out of Level 3, Assets	[4]	(23,000)		(1,000)
Ending balance, Assets		6,000		62,000
Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member]
Assets [Abstract]
Beginning balance, Assets		94,000		69,000
Total gains (losses) recognized in net revenue, Assets	[1]	(5,000)		4,000
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	170,000		197,000
Sales/ redemptions, Assets	[2]	(155,000)		(175,000)
Settlements, Assets
Foreign exchange movements, Assets		2,000		(1,000)
Transfers into Level 3, Assets	[3],[4]
Transfers out of Level 3, Assets	[4]	0
Ending balance, Assets		106,000		94,000
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets [Abstract]
Beginning balance, Assets		32,000		19,000
Total gains (losses) recognized in net revenue, Assets	[1]	0		(21,000)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	102,000		184,000
Sales/ redemptions, Assets	[2]	(104,000)		(167,000)
Settlements, Assets
Foreign exchange movements, Assets		0		(1,000)
Transfers into Level 3, Assets	[3],[4]	0		25,000
Transfers out of Level 3, Assets	[4]	(7,000)		(7,000)
Ending balance, Assets		23,000		32,000
Trading assets and private equity and debt investments [Member] | Investment trust funds and other [Member]
Assets [Abstract]
Beginning balance, Assets		0		1,000
Total gains (losses) recognized in net revenue, Assets	[1]	0		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	16,000		13,000
Sales/ redemptions, Assets	[2]	(16,000)		(14,000)
Settlements, Assets
Foreign exchange movements, Assets		0		0
Transfers into Level 3, Assets	[3],[4]	0		0
Transfers out of Level 3, Assets	[4]			0
Ending balance, Assets		0		0
Equity contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[5]	19,000		(8,000)
Total gains (losses) recognized in net revenue, Assets	[1],[5]	(43,000)		29,000
Total gains (losses) recognized in other comprehensive income, Assets	[5]
Purchases/ issues, Assets	[2],[5]
Sales/ redemptions, Assets	[2],[5]
Settlements, Assets	[5]	(26,000)		(6,000)
Foreign exchange movements, Assets	[5]	0		0
Transfers into Level 3, Assets	[3],[4],[5]	20,000		16,000
Transfers out of Level 3, Assets	[4],[5]	(11,000)		(12,000)
Ending balance, Assets	[5]	(41,000)		19,000
Interest rate contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[5]	(54,000)		(54,000)
Total gains (losses) recognized in net revenue, Assets	[1],[5]	16,000		9,000
Total gains (losses) recognized in other comprehensive income, Assets	[5]
Purchases/ issues, Assets	[2],[5]
Sales/ redemptions, Assets	[2],[5]
Settlements, Assets	[5]	(6,000)		(9,000)
Foreign exchange movements, Assets	[5]	1,000		0
Transfers into Level 3, Assets	[3],[4],[5]	(3,000)		(1,000)
Transfers out of Level 3, Assets	[4],[5]	3,000		1,000
Ending balance, Assets	[5]	(43,000)		(54,000)
Credit contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[5]	(1,000)		(8,000)
Total gains (losses) recognized in net revenue, Assets	[1],[5]	(19,000)		7,000
Total gains (losses) recognized in other comprehensive income, Assets	[5]
Purchases/ issues, Assets	[2],[5]
Sales/ redemptions, Assets	[2],[5]
Settlements, Assets	[5]	(14,000)		2,000
Foreign exchange movements, Assets	[5]	(1,000)		0
Transfers into Level 3, Assets	[3],[4],[5]	(4,000)		(12,000)
Transfers out of Level 3, Assets	[4],[5]	1,000		10,000
Ending balance, Assets	[5]	(38,000)		(1,000)
Foreign exchange contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[5]	7,000		20,000
Total gains (losses) recognized in net revenue, Assets	[1],[5]	20,000		(22,000)
Total gains (losses) recognized in other comprehensive income, Assets	[5]
Purchases/ issues, Assets	[2],[5]
Sales/ redemptions, Assets	[2],[5]
Settlements, Assets	[5]	(15,000)		8,000
Foreign exchange movements, Assets	[5]	1,000		(1,000)
Transfers into Level 3, Assets	[3],[4],[5]	(2,000)		0
Transfers out of Level 3, Assets	[4],[5]	4,000		2,000
Ending balance, Assets	[5]	15,000		7,000
Commodity contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[5]			0
Total gains (losses) recognized in net revenue, Assets	[1],[5]			0
Total gains (losses) recognized in other comprehensive income, Assets	[5]
Purchases/ issues, Assets	[2],[5]
Sales/ redemptions, Assets	[2],[5]
Settlements, Assets	[5]			0
Foreign exchange movements, Assets	[5]			0
Transfers into Level 3, Assets
Transfers out of Level 3, Assets	[4],[5]
Ending balance, Assets	[5]
Derivatives, net [Member]
Assets [Abstract]
Beginning balance, Assets	[5]	(29,000)		(50,000)
Total gains (losses) recognized in net revenue, Assets	[1],[5]	(26,000)		23,000
Total gains (losses) recognized in other comprehensive income, Assets	[5]
Purchases/ issues, Assets	[2],[5]
Sales/ redemptions, Assets	[2],[5]
Settlements, Assets	[5]	(61,000)		(5,000)
Foreign exchange movements, Assets	[5]	1,000		(1,000)
Transfers into Level 3, Assets	[3],[4],[5]	11,000		3,000
Transfers out of Level 3, Assets	[4],[5]	(3,000)		1,000
Ending balance, Assets	[5]	(107,000)		(29,000)
Subtotal [Member]
Assets [Abstract]
Beginning balance, Assets		443,000		249,000
Total gains (losses) recognized in net revenue, Assets	[1]	(12,000)		(5,000)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	435,000		690,000
Sales/ redemptions, Assets	[2]	(535,000)		(597,000)
Settlements, Assets		(61,000)		(5,000)
Foreign exchange movements, Assets		15,000		(11,000)
Transfers into Level 3, Assets	[3],[4]	49,000		175,000
Transfers out of Level 3, Assets	[4]	(75,000)		(53,000)
Ending balance, Assets		259,000		443,000
Loans and receivables [Member]
Assets [Abstract]
Beginning balance, Assets		96,000		129,000
Total gains (losses) recognized in net revenue, Assets	[1]	2,000		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]	42,000		163,000
Sales/ redemptions, Assets	[2]	(69,000)		(117,000)
Settlements, Assets
Foreign exchange movements, Assets		7,000		(3,000)
Transfers into Level 3, Assets	[3],[4]	41,000		93,000
Transfers out of Level 3, Assets	[4]	(15,000)		(169,000)
Ending balance, Assets		104,000		96,000
Collateralized agreements [Member]
Assets [Abstract]
Beginning balance, Assets		15,000		33,000
Total gains (losses) recognized in net revenue, Assets	[1]	(1,000)		0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets	[2]
Sales/ redemptions, Assets	[2]	(1,000)		(27,000)
Settlements, Assets
Foreign exchange movements, Assets		0		(1,000)
Transfers into Level 3, Assets	[3],[4]	5,000		10,000
Transfers out of Level 3, Assets	[4]
Ending balance, Assets		18,000		15,000
Other [Member]
Assets [Abstract]
Beginning balance, Assets		168,000	[6]	166,000
Total gains (losses) recognized in net revenue, Assets	[1]	47,000		(31,000)
Total gains (losses) recognized in other comprehensive income, Assets		0		0
Purchases/ issues, Assets	[2]	4,000		43,000
Sales/ redemptions, Assets	[2]	(39,000)		(7,000)
Settlements, Assets
Foreign exchange movements, Assets		5,000		(3,000)
Transfers into Level 3, Assets	[3],[4]			0
Transfers out of Level 3, Assets	[4]	0
Ending balance, Assets	[6]	185,000		168,000
Trading liabilities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		2,000		0
Total gains (losses) recognized in net revenue, Liabilities	[1]	1,000		(1,000)
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	16,000		5,000
Sales/ redemptions, Liabilities	[2]	(12,000)		(4,000)
Settlements, Liabilities
Foreign exchange movements, Liabilities		1,000		0
Transfers into Level 3, Liabilities	[3],[4]	2,000		0
Transfers out of Level 3, Liabilities	[4]	(1,000)		0
Ending balance, Liabilities		7,000		2,000
Trading liabilities [Member] | Equities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0		0
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	1,000		0
Sales/ redemptions, Liabilities	[2]	(1,000)		0
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities	[3],[4]	0		0
Transfers out of Level 3, Liabilities	[4]	0		0
Ending balance, Liabilities		0		0
Trading liabilities [Member] | Foreign government, agency and municipal securities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0		0
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	0
Sales/ redemptions, Liabilities	[2]	0
Settlements, Liabilities
Foreign exchange movements, Liabilities		1,000		0
Transfers into Level 3, Liabilities	[3],[4]
Transfers out of Level 3, Liabilities	[4]
Ending balance, Liabilities		1,000		0
Trading liabilities [Member] | Bank and corporate debt securities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		1,000		0
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		(1,000)
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	4,000		1,000
Sales/ redemptions, Liabilities	[2]	(1,000)		(1,000)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities	[3],[4]	2,000		0
Transfers out of Level 3, Liabilities	[4]	(1,000)
Ending balance, Liabilities		5,000		1,000
Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		1,000
Total gains (losses) recognized in net revenue, Liabilities	[1]	1,000		0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	11,000		4,000
Sales/ redemptions, Liabilities	[2]	(10,000)		(3,000)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities	[3],[4]
Transfers out of Level 3, Liabilities	[4]
Ending balance, Liabilities		1,000		1,000
Trading liabilities [Member] | Investment trust funds and other [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0		0
Total gains (losses) recognized in net revenue, Liabilities	[1]	0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	0		0
Sales/ redemptions, Liabilities	[2]	0		0
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities	[3],[4]			0
Transfers out of Level 3, Liabilities	[4]
Ending balance, Liabilities		0		0
Short-term borrowings [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		29,000		31,000
Total gains (losses) recognized in net revenue, Liabilities	[1]	(5,000)		0
Total gains (losses) recognized in other comprehensive income, Liabilities		0		0
Purchases/ issues, Liabilities	[2]	220,000		65,000
Sales/ redemptions, Liabilities	[2]	(137,000)		(58,000)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities	[3],[4]	13,000		7,000
Transfers out of Level 3, Liabilities	[4]	(27,000)		(16,000)
Ending balance, Liabilities		103,000		29,000
Payables and deposits [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		1,000		0
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		0
Total gains (losses) recognized in other comprehensive income, Liabilities		0
Purchases/ issues, Liabilities	[2]	0		6,000
Sales/ redemptions, Liabilities	[2]	0		0
Settlements, Liabilities
Foreign exchange movements, Liabilities				0
Transfers into Level 3, Liabilities	[3],[4]	1,000		0
Transfers out of Level 3, Liabilities	[4]	(1,000)		(5,000)
Ending balance, Liabilities		1,000		1,000
Collateralized financing [Member]
Liabilities [Abstract]
Beginning balance, Liabilities
Total gains (losses) recognized in net revenue, Liabilities	[1]	(1,000)
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]
Sales/ redemptions, Liabilities	[2]
Settlements, Liabilities
Foreign exchange movements, Liabilities		0
Transfers into Level 3, Liabilities	[3],[4]
Transfers out of Level 3, Liabilities	[4]
Ending balance, Liabilities		1,000
Long-term borrowings [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		409,000		535,000
Total gains (losses) recognized in net revenue, Liabilities	[1]	(35,000)		6,000
Total gains (losses) recognized in other comprehensive income, Liabilities		(1,000)		0
Purchases/ issues, Liabilities	[2]	343,000		254,000
Sales/ redemptions, Liabilities	[2]	(284,000)		(291,000)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		(1,000)
Transfers into Level 3, Liabilities	[3],[4]	111,000		56,000
Transfers out of Level 3, Liabilities	[4]	(68,000)		(138,000)
Ending balance, Liabilities		547,000		409,000
Other liabilities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0		0
Total gains (losses) recognized in net revenue, Liabilities	[1]	(2,000)		(8,000)
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[2]	33,000		2,000
Sales/ redemptions, Liabilities	[2]	0		(10,000)
Settlements, Liabilities
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities	[3],[4]	1,000
Transfers out of Level 3, Liabilities	[4]	(1,000)
Ending balance, Liabilities		¥ 35,000		¥ 0

[1]	Includes gains and losses reported primarily within Net gain on trading, Gain on private equity and debt investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
[2]	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
[3]	Amounts of gains and losses on these transfers which were recognized in the period when the Transfers into Level 3 occurred were not significant for the years ended March 31, 2020 and 2021.
[4]	Transfers into Level 3 indicate certain valuation inputs of a financial instrument become unobservable or significant. Transfers out of Level 3 indicate certain valuation inputs of a financial instrument become observable or insignificant. See Quantitative and qualitative information regarding significant unobservable inputs above for the valuation inputs of each financial instruments.
[5]	Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.
[6]	Valuation technique(s) and unobservable valuation inputs in respect of equity securities reported within Other assets in the consolidated balance sheets.